Share-Based Payment (Details) - Schedule of Share-Based Payment - shares		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment (Details) - Schedule of Share-Based Payment [Line Items]
Quantity granted (Units)	[1]		5,388
Vesting conditions			Upon completion of services
Contract period			Upon completion of services
Employee Share Option [Member]
Share-Based Payment (Details) - Schedule of Share-Based Payment [Line Items]
Grant date		Jan. 01, 2017
Quantity granted (Units)	[2]	10,630
Contract period		5 years
Vesting conditions		Note 2
Employee Share Option [Member]
Share-Based Payment (Details) - Schedule of Share-Based Payment [Line Items]
Grant date		Jan. 01, 2018
Quantity granted (Units)	[2]	3,400
Contract period		5 years
Vesting conditions		Note 2
Employee Share Option [Member]
Share-Based Payment (Details) - Schedule of Share-Based Payment [Line Items]
Grant date		Jan. 01, 2019
Quantity granted (Units)	[2]	18,600
Contract period		5 years
Vesting conditions		Note 2
Employee Share Option [Member]
Share-Based Payment (Details) - Schedule of Share-Based Payment [Line Items]
Grant date		Oct. 05, 2021
Quantity granted (Units)	[2]	20,741
Contract period		5 years
Vesting conditions		Note 3
Employee Share Option [Member]
Share-Based Payment (Details) - Schedule of Share-Based Payment [Line Items]
Grant date		Oct. 05, 2021
Quantity granted (Units)	[2]	11,352
Contract period		5 years
Vesting conditions		Note 2
Employee Share Option [Member]
Share-Based Payment (Details) - Schedule of Share-Based Payment [Line Items]
Grant date		Feb. 23, 2022
Quantity granted (Units)	[2]	27,468
Contract period		5 years
Vesting conditions		Note 2

[1]	Shares outstanding for the years have been restated for the 10-to-1 reverse stock split effective April 15, 2024.
[2]	On the Closing Date, with capital recapitalization as provided in Note 24, each outstanding share option was converted with the conversion ratio approximately of 4.82 share options. Shares outstanding for the periods have been restated for the 10-to-1 reverse stock split effective April 15, 2024.